Share-Based Compensation - Assumptions to estimate the fair value of options (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation
Risk-free interest rate, minimum (in percent)	1.52%	1.31%	0.62%
Risk-free interest rate, maximum (in percent)	4.08%	1.69%	1.13%
Expected volatility, minimum (in percent)	46.29%	46.28%	43.89%
Expected volatility, maximum (in percent)	50.26%	46.87%	46.68%
Expected dividend yield (in percent)	0.00%	0.00%	0.00%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0.00%	0.00%	0.00%
Fair value of underlying Ordinary Share, minimum (in dollars per share)	$ 10.6625	$ 22.0375	$ 8.9450
Fair value of underlying Ordinary Share, maximum (in dollars per share)	17.8550	46.5375	34.1350
Fair value of share option, minimum	10.6560	22.0310	8.9385
Fair value of share option, maximum	$ 17.8485	$ 46.5310	$ 34.1285